Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,528,761	$ 7,467,490	$ 10,710,578
Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	941,940	913,912	1,172,334
Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	968,312	892,151	754,339
Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,241,250	5,180,114	8,152,939
Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	270,783	279,050	437,180
Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,155	175,223	165,200
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,321	27,040	28,586
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	171,551	169,681	223,148
Chile | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	110,282	109,669	128,829
Chile | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,012	1,603	1,523
Chile | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	600	2,327	1,854
Chile | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,506	31,356	64,409
Chile | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,129	1,136	1,199
Chile | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,022	23,590	25,334
Latin America and the Caribbean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	240,629	210,299	339,941
Latin America and the Caribbean | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	113,524	76,157	125,712
Latin America and the Caribbean | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,933	21,523	16,328
Latin America and the Caribbean | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,300	7,289	5,275
Latin America and the Caribbean | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	89,473	93,868	179,621
Latin America and the Caribbean | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,749	10,489	11,820
Latin America and the Caribbean | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,650	973	1,185
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	681,607	828,112	932,558
Europe | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	156,500	128,370	196,930
Europe | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	368,448	368,696	288,854
Europe | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	97,000	278,360	390,832
Europe | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,270	30,357	27,275
Europe | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,919	21,054	27,725
Europe | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	470	1,275	942
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	689,794	783,611	914,187
North America | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	367,530	411,586	489,327
North America | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	158,253	122,025	141,683
North America | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,900	134,768	151,152
North America | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,145	67,232	71,711
North America | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,519	47,074	59,402
North America | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,447	926	912
Asia and Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,745,180	5,475,787	8,300,744
Asia and Others | Specialty plant nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	194,104	188,130	231,536
Asia and Others | Iodine and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	418,666	378,304	305,951
Asia and Others | Lithium and derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,081,450	4,757,370	7,603,826
Asia and Others | Potassium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,389	56,237	94,164
Asia and Others | Industrial chemicals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,839	95,470	65,054
Asia and Others | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 732	$ 276	$ 213